Balance Sheet Details - Schedule of Patents (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Patents	$ 3,500,000	$ 3,485,000
Less accumulated amortization	(2,842,000)	(2,663,000)
Patents, net	$ 658,000	$ 822,000